Debt Instruments - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Financial assets at fair value through profit or loss category | Debt instruments.
Financial assets
Financial assets	110,222
Financial assets held for trading category | Debt instruments.
Financial assets
Financial assets		147,747
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	154,483
Financial assets available for sale category | Debt instruments.
Financial assets
Financial assets		164,947	$ 154,318
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	$ 52,419	10,758
Loans and receivables category | Debt instruments.
Financial assets
Financial assets		$ 10,758